Basis of Presentation and General Information, Revenue from Charters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Concentration Considerations [Abstract]
General and administrative expenses	$ 2,093,347	$ 889,096
Revenues [Member] | Customer Concentration [Member] | Charterers [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	42.00%	48.00%
Revenues [Member] | Customer Concentration [Member] | Charterer A [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	31.00%
Revenues [Member] | Customer Concentration [Member] | Charterer B [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	17.00%
Revenues [Member] | Customer Concentration [Member] | Charterer C [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	17.00%	0.00%
Revenues [Member] | Customer Concentration [Member] | Charterer D [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	14.00%	0.00%
Revenues [Member] | Customer Concentration [Member] | Charterer E [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	11.00%	0.00%